FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 $ / $	Dec. 31, 2019 $ / $
Financial Instruments [Abstract]
Percentage of entity's revenue	75.40%
Disclosure of nature and extent of risks arising from financial instruments [line items]
Devaluation of foreign exchange, percent	22.09%	40.58%
Average foreign exchange rate | $ / $	102.62	84.05	59.79
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (169,901)
% Increase, Amount	13,705
% Decrease, Amount	(18,879)
Currency risk | Argentine pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 12,441
% Increase	30.00%
% Increase, Amount	$ (2,871)
% Decrease	10.00%
% Decrease, Amount	$ 1,382
Currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (49,425)
% Increase	10.00%
% Increase, Amount	$ 4,493
% Decrease	10.00%
% Decrease, Amount	$ (5,492)
Currency risk | Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (16,670)
% Increase	10.00%
% Increase, Amount	$ 1,515
% Decrease	10.00%
% Decrease, Amount	$ (1,852)
Currency risk | European Union euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (61,658)
% Increase	10.00%
% Increase, Amount	$ 5,605
% Decrease	10.00%
% Decrease, Amount	$ (6,851)
Currency risk | Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (12,933)
% Increase	10.00%
% Increase, Amount	$ 1,176
% Decrease	10.00%
% Decrease, Amount	$ (1,437)
Currency risk | Sterling pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (32,694)
% Increase	10.00%
% Increase, Amount	$ 2,972
% Decrease	10.00%
% Decrease, Amount	$ (3,633)
Currency risk | Uruguayan pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (8,962)
% Increase	10.00%
% Increase, Amount	$ 815
% Decrease	10.00%
% Decrease, Amount	$ (996)